Offerings - Offering: 1	Oct. 31, 2024 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Debt
Security Class Title	6.168% Fixed Rate / Floating Rate Senior Notes due 2030
Amount Registered | shares	500,000,000
Maximum Aggregate Offering Price	$ 500,000,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 76,550.00
Offering Note	1a. Calculated in accordance with Rule 457(o) and Rule 457(r) under the Securities Act of 1933, as amended. 1b. The prospectus supplement to which this Exhibit is attached is a final prospectus for the related offering. The maximum aggregate amount of that offering is $500,000,000.